PACE® Small/Medium Co Growth Equity Investments
PACE® Small/Medium Co Growth Equity Investments

PACE® Select Advisors Trust

PACE® Small/Medium Co Growth Equity Investments

Supplement to the standalone PACE® Money Market Investments prospectus and the prospectus relating to Class P shares (collectively, the "Prospectuses") dated March 31, 2014, as supplemented

May 27, 2014

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding each of the above named funds. Effective May 27, 2014, the maximum annual account fee payable under the PACE® Select Advisors Program and the PACESM Multi Advisor Program will increase to 2.50%. The Prospectuses are hereby supplemented accordingly as shown below.

All references to the maximum annual account fee of 2.00% under the PACE® Select Advisors Program and the PACESM Multi Advisor Program are replaced with a maximum annual account fee of 2.50%.
PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.